Debt - Liabilities in financing activities (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Liabilities in financing activities
Liabilities in financing activities at beginning of year	kr 273,252	kr 235,550
Changes in liabilities arising from financing activities
Cash flow	(410)	24,610
Exchange-rate difference	7,951	13,044
Unrealized changes in fair value	5,261	48
Liabilities in financing activities at end of year	286,149	273,252
After application of IFRS 16
Liabilities in financing activities
Liabilities in financing activities at beginning of year	273,347
Changes in liabilities arising from financing activities
Liabilities in financing activities at end of year		273,347
Senior debt
Liabilities in financing activities
Liabilities in financing activities at beginning of year	257,847	224,833
Changes in liabilities arising from financing activities
Cash flow	(4,420)	25,102
Exchange-rate difference	10,580	15,997
Unrealized changes in fair value	9,010	(8,085)
Liabilities in financing activities at end of year	273,017	257,847
Senior debt | After application of IFRS 16
Liabilities in financing activities
Liabilities in financing activities at beginning of year	257,847
Changes in liabilities arising from financing activities
Liabilities in financing activities at end of year		257,847
Lease liability
Changes in liabilities arising from financing activities
Cash flow	(39)
Unrealized changes in fair value	(12)
Liabilities in financing activities at end of year	44
Lease liability | After application of IFRS 16
Liabilities in financing activities
Liabilities in financing activities at beginning of year	95
Changes in liabilities arising from financing activities
Liabilities in financing activities at end of year		95
Subordinated liabilities
Liabilities in financing activities
Liabilities in financing activities at beginning of year		2,040
Changes in liabilities arising from financing activities
Cash flow		(2,322)
Exchange-rate difference		220
Unrealized changes in fair value		62
Derivatives
Liabilities in financing activities
Liabilities in financing activities at beginning of year	15,405	8,677
Changes in liabilities arising from financing activities
Cash flow	4,049	1,830
Exchange-rate difference	(2,629)	(3,173)
Unrealized changes in fair value	(3,737)	8,071
Liabilities in financing activities at end of year	13,088	15,405
Derivatives | After application of IFRS 16
Liabilities in financing activities
Liabilities in financing activities at beginning of year	kr 15,405
Changes in liabilities arising from financing activities
Liabilities in financing activities at end of year		kr 15,405